Form N-1A Cover	Feb. 12, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 12, 2026
Prospectus Date	Nov. 26, 2025